Concentrations of Credit Risk and Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
NOTE 7 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the three months ended March 31, 2014 and 2013, customers accounting for 10% or more of the Company’s revenue were as follows:

	Three Months Ended March 31,
Customer	2014	2013
A	*	44%
B (Yew Pharmaceutical, a related party)	22%	20%
C	*	18%
D	*	11%
E	33%	*

*	Less than 10%

Two customers accounted for 44% of the Company’s total outstanding accounts receivable at March 31, 2014.
The four largest customers accounted for 100% of the Company’s total outstanding accounts receivable at March 31, 2013.

Suppliers

For the three months ended March 31, 2014 and 2013, the Company did not make any material purchases.

NOTE 9 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2013 and 2012, customers accounting for 10% or more of the Company’s revenue were as follows:
	Years Ended December 31,
Customer	2013	2012
A	*	17%
B	21%	15%
C	*	11%
D	*	10%
E	17%	*

*	Below 10%

There were fve and three customers accounted for 100% of the Company’s total outstanding accounts receivable at December 31, 2013 and 2012, respectively.

Suppliers

For the years ended December 31, 2013 and 2012, the Company did not make any significant purchases of yew seedlings. In connection with an agreement to acquire land use rights in July 2012 (the “Fuye Field Agreement”), the Company acquired more than 80,000 trees - which are not yew trees - for approximately $2.2 million (the amount was included in the land use right agreement as part of the purchase price) from an individual. For the year ended December 31, 2012, this purchase accounted for 95% of the Company’s purchase of yew seedlings and other trees and the Company did not have any accounts payable related to the supplier at December 31, 2012.